Business Combination - Summary of Business Combination (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
HCN Co.,Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Date	Sep. 30, 2021
Purchase consideration	₩ 515,091
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of detailed information about business combination [Line Items]
Date	Sep. 30, 2021
Purchase consideration	₩ 159,738